Not FDIC Insured May Lose Value No Bank Guarantee
357-Q1PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 7

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), December 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 310
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 97,170
Total Corporate Bonds (Cost $99,978) .........................................
97,480
Asset-Backed Securities 3.3%
Financial Services 3.3%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
134,586 130,871
b,c
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 107,934 99,840
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 94,245 84,351
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
14,683 14,701
e
CWABS, Inc. , 2004-1 , M1 , FRN , 6.22% , ( 1-month SOFR + 0.864% ), 3/25/34 .......
9,998 9,929
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
146,931 136,257
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 163,581 148,212
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 55,117 48,187
b,e
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.573% , ( 1-month SOFR +
1.214% ), 1/17/38 .................................................. 165,158 165,179
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 236,709
1,074,260
a a a a a
Total Asset-Backed Securities (Cost $1,205,906) ................................
1,074,260
Commercial Mortgage-Backed Securities 4.8%
Financial Services 4.8%
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 100,386
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 76,253
b,e
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 7.054% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 99,573
b,e
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.176%, (1-month SOFR + 0.814%), 9/15/36 ........ 100,000 97,538
2022-LP2, A, 144A, FRN, 6.375%, (1-month SOFR + 1.013%), 2/15/39 ......... 72,906 71,665
b,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.166% , ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 196,002
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 200,418
e
2022-IND, A, 144A, FRN, 6.853%, (1-month SOFR + 1.491%), 4/15/37 ......... 131,417 130,597
b,e
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 6.372% , ( 1-month SOFR + 1.014% ),
11/15/37 ........................................................ 324,387 323,038
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 ..............
39,434 9,937
b,e
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME + 0.7% ), 6/15/34 ..
240,000 239,505
e
FNMA , 2007-1 , NF , FRN , 5.702% , ( 30-day SOFR Average + 0.364% ), 2/25/37 .....
22,470 22,275
1,567,187
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,627,622) .................
1,567,187

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities 77.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 28.6%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ $ 158,575 $ 158,658
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 283,069 280,856
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 103,229 105,089
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 8,006 8,218
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 34,001 35,369
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 11,264 11,727
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 ................................ 17 17
FHLMC Gold Pool, 30 Year, 8%, 7/01/24 - 5/01/30 ........................... 57,485 57,894
FHLMC Gold Pool, 30 Year, 9%, 9/01/30 .................................. 1,243 1,241
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,072,266 961,573
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 1,171,634 958,189
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 1,768,978 1,446,500
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................................... 270,935 221,615
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 793,143 675,433
FHLMC Pool, 30 Year, 2.5%, 12/01/51 .................................... 1,074,856 915,305
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................................... 463,620 399,372
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,119,310 953,098
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 789,751 740,235
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 64,406 62,280
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 440,511 435,080
FHLMC Pool, 30 Year, 5%, 6/01/53 ...................................... 259,138 260,731
FHLMC Pool, 30 Year, 5%, 8/01/53 ...................................... 254,519 257,264
FHLMC Pool, 30 Year, 5.5%, 2/01/53 ..................................... 336,587 343,611
9,289,355
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.8%
FNMA, 4.37%, (3-year CMT T-Note +/- MBS Margin), 5/01/30 .................. 28,090 27,573
FNMA, 4.315% - 6%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 134,899 134,207
FNMA, 4.534% - 6.564%, (1-year CMT T-Note +/- MBS Margin), 1/01/24 - 7/01/38 ... 102,793 102,293
FNMA, 7% - 7.46%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/31 - 4/01/37 ........................................... 15,240 15,358
279,431
Federal National Mortgage Association (FNMA) Fixed Rate 39.0%
FNMA, 3.5%, 7/01/56 ................................................ 486,318 441,774
FNMA, 15 Year, 2.5%, 7/01/37 ......................................... 575,143 531,499
FNMA, 15 Year, 3%, 9/01/37 ........................................... 564,568 534,599
FNMA, 30 Year, 1.5%, 10/01/51 ......................................... 334,838 261,026
FNMA, 30 Year, 2%, 5/01/51 ........................................... 401,900 329,688
FNMA, 30 Year, 2%, 11/01/51 .......................................... 490,624 401,857
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,143,157 936,148
FNMA, 30 Year, 2.5%, 4/01/51 ......................................... 564,328 483,259
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 556,668 474,031
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,018,467 926,272
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,281,699 1,159,195
FNMA, 30 Year, 3%, 9/01/49 ........................................... 234,782 211,287
FNMA, 30 Year, 3%, 9/01/50 ........................................... 442,683 396,928
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 882,494 827,197
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 792,387 737,834
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 306,719 286,608
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 180,780 168,438
FNMA, 30 Year, 4%, 11/01/45 .......................................... 1,597,075 1,540,320
FNMA, 30 Year, 4%, 6/01/52 ........................................... 367,193 351,630
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 372,264 369,898
FNMA, 30 Year, 5%, 4/01/34 ........................................... 38,674 39,271
FNMA, 30 Year, 5%, 8/01/53 ........................................... 175,287 173,454

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. $ 321,118 $ 330,120
FNMA, 30 Year, 6%, 9/01/32 - 8/01/35 .................................... 319,041 331,310
FNMA, 30 Year, 6%, 9/01/53 ........................................... 242,221 245,999
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 121,489 126,462
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 2,891 2,937
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 7,467 7,545
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 82 82
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 13,562 13,528
12,640,196
Government National Mortgage Association (GNMA) Fixed Rate 9.1%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 953 990
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 916 915
GNMA I, Single-family, 30 Year, 6.5%, 6/15/28 - 9/15/32 ...................... 43,065 44,528
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 4,604 4,619
GNMA I, Single-family, 30 Year, 7.5%, 9/15/25 - 5/15/28 ...................... 7,153 7,185
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 427 426
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 848,110 717,986
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,098,657 961,258
GNMA II, Single-family, 30 Year, 3.5%, 10/20/47 - 3/20/51 ..................... 215,836 203,215
GNMA II, Single-family, 30 Year, 4%, 2/20/49 ............................... 178,184 172,407
GNMA II, Single-family, 30 Year, 5%, 4/20/53 ............................... 126,973 126,168
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 ............................. 627,789 632,557
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 44,726 46,069
GNMA II, Single-family, 30 Year, 7.5%, 9/20/30 - 7/20/32 ...................... 24,106 25,000
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 17 17
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 39 39
2,943,379
Total Mortgage-Backed Securities (Cost $27,123,667) ............................
25,152,361
Residential Mortgage-Backed Securities 10.9%
Capital Markets 0.1%
e
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.21% , ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 20,188 19,081
Financial Services 10.8%
e
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.805% , ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 14,937 14,817
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 9,458 9,297
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 40,824 38,735
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 9,485 8,896
e
2019-INV2, A11, 144A, FRN, 6.402%, (30-day SOFR Average + 1.064%), 5/25/49 . 37,725 36,570
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 23,767 22,241
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 15,597 14,339
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
4,401 4,054
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
84,572 81,964
b,e
Connecticut Avenue Securities Trust , 2023-R08 , 1M1 , 144A, FRN , 6.837% , ( 30-day
SOFR Average + 1.5% ), 10/25/43 ..................................... 28,770 28,851
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
19,377 18,463
e
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 10.102%, (30-day SOFR Average + 4.764%), 10/25/28 .... 72,707 76,405
2016-HQA2, M3, FRN, 10.602%, (30-day SOFR Average + 5.264%), 11/25/28 .... 83,484 88,559

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 6.337%, (30-day SOFR Average + 1%), 1/25/42 ... $ 199,420 $ 198,875
2022-DNA3, M1A, 144A, FRN, 7.337%, (30-day SOFR Average + 2%), 4/25/42 ... 52,163 52,658
b,e
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 7.402% , ( 30-day SOFR Average +
2.064% ), 10/25/49 ................................................. 3,998 4,001
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 159,104 138,832
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 179,281 156,817
e
FNMA Connecticut Avenue Securities ,
2015-C01, 1M2, FRN, 9.752%, (30-day SOFR Average + 4.414%), 2/25/25 ...... 48,555 50,019
2016-C01, 1M2, FRN, 12.202%, (30-day SOFR Average + 6.864%), 8/25/28 ..... 88,340 94,409
2014-C02, 2M2, FRN, 8.052%, (30-day SOFR Average + 2.714%), 5/25/24 ...... 46,801 47,115
2014-C03, 2M2, FRN, 8.352%, (30-day SOFR Average + 3.014%), 7/25/24 ...... 17,935 18,090
2014-C01, M2, FRN, 9.852%, (30-day SOFR Average + 4.514%), 1/25/24 ....... 67,919 68,110
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
192,822 168,409
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.358%, 7/25/43 ................................ 48,882 44,333
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 244,822 214,841
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 162,292 142,064
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 48,280 42,047
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 251,155 218,253
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 21,850 21,509
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 23,444 22,882
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 67,247 65,192
b
OBX Trust ,
e
2018-1, A2, 144A, FRN, 6.12%, (1-month SOFR + 0.764%), 6/25/57 ........... 25,471 24,354
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 149,786 131,352
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 75,828 66,233
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
121,918 106,101
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
217,644 191,858
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 153,671 127,014
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 204,756 177,951
b
Towd Point Mortgage Trust ,
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 10,601 10,523
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 5,497 5,466
e
2017-5, A1, 144A, FRN, 5.755%, (1-month SOFR + 0.714%), 2/25/57 .......... 8,894 8,987
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 68,147 65,569
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 14,634 14,248
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 40,723 39,550
d
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 102,870 98,596
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 25,551 25,025
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 161,381
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
48,654 43,521
3,509,376
a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,903,538) ..................
3,528,457
Total Long Term Investments (Cost $33,960,711) ................................
31,419,745
a
a a a a

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2023, the Fund had the following futures contracts outstanding.
See A bbreviations on page 9 .
Short Term Investments 3.1%
a a
Shares
a
Value
a
Money Market Funds 3.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 1,010,911 $ 1,010,911
Total Money Market Funds (Cost $1,010,911) ...................................
1,010,911
Total Short Term Investments (Cost $1,010,911 ) .................................
1,010,911
a
Total Investments (Cost $34,971,622) 99.9% ....................................
$32,430,656
Other Assets, less Liabilities 0.1% .............................................
37,053
Net Assets 100.0% ...........................................................
$32,467,709
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the
United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At
December 31, 2023, the aggregate value of these securities was $5,416,607, representing 16.7% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 6 $ 677,344 3/19/24 $ (18,712)
U.S. Treasury 10 Year Ultra Notes ................ Long 8 944,125 3/19/24 36,731
U.S. Treasury 2 Year Notes ..................... Short 2 411,828 3/28/24 (127)
U.S. Treasury 5 Year Notes ..................... Long 15 1,631,602 3/28/24 37,481
U.S. Treasury Long Bonds ..................... Long 8 999,500 3/19/24 74,113
U.S. Treasury Ultra Bonds ...................... Long 2 267,188 3/19/24 (378)
Total Futures Contracts ...................................................................... $129,108
*
As of period end.

Franklin Strategic Mortgage Portfolio

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2023, the Fund held investments in affiliated management investment companies as follows:

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $427,588 $2,640,766 $(2,057,443) $— $— $1,010,911 1,010,911 $7,537
Total Affiliated Securities ... $427,588 $2,640,766 $(2,057,443) $— $— $1,010,911 $7,537
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 97,480 $ — $ 97,480
Asset-Backed Securities ................... — 1,074,260 — 1,074,260
Commercial Mortgage-Backed Securities ...... — 1,567,187 — 1,567,187
Mortgage-Backed Securities ................ — 25,152,361 — 25,152,361
Residential Mortgage-Backed Securities ....... — 3,528,457 — 3,528,457
Short Term Investments ................... 1,010,911 — — 1,010,911
Total Investments in Securities ........... $1,010,911 $31,419,745 $— $32,430,656
Other Financial Instruments:
Futures contracts ........................ $148,325 $— $— $148,325
Total Other Financial Instruments ......... $148,325 $— $— $148,325
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 19,217 — — 19,217
Total Other Financial Instruments ......... $19,217 $— $— $19,217
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
REMICs
Real Estate Mortgage Investment Conduits
SOFR
Secured Overnight Financing Rate
STACR
®
Structured Agency Credit Risk
T-Note
Treasury Note
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.